Income taxes - Provisional Tax Expense (Benefit) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Remeasurement of net deferred tax liabilities		$ (70)	$ (1,472)
Repatriation tax		(36)	723
Other items		0	39
Net income tax (benefit)	$ 710	$ (106)	$ (710)